REAL ESTATE PROPERTIES (Details 4) $ in Thousands	12 Months Ended
Sep. 30, 2016 USD ($)
Commercial
Future minimum rentals to be received pursuant to non-cancellable operating leases
2017	$ 1,103
2018	1,120
2019	1,120
2020	1,120
2021	1,129
Thereafter	5,685
Total	$ 11,277
Maximum | Multi-family residential
Real Estate Properties
Operating leases, term of contract	1 year